Income Taxes (Details) - Schedule of provision for income tax consisted - SoundHound, Inc. [Member] - USD ($) $ in Thousands	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of provision for income tax consisted [Line Items]
State	$ 3				$ 4
International	594				2,673
Total provision, current	597				2,677
Deferred					$ (2,424)
International	141	$ 1,035	$ (1)	$ (2,282)
Total provision	$ 738			$ 738